FAIR VALUE MEASUREMENT - Sponsor Loan Measurement (Details) - CONCORD ACQUISITION CORP III - Sponsor Loans - Level 3 - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Fair Value		$ 1,000,000	$ 5,490,000
Unpaid Principal Balance	$ 6,900,000	$ 6,900,000